Securities - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019 USD ($) Security	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Investments Debt And Equity Securities [Abstract]
Carrying value of pledged securities	$ 80,300,000	$ 83,400,000
Restricted stock investment in FHLB stock	4,100,000	4,100,000
Federal Reserve Bank stock	471,000	471,000
Sale of available-for-sale securities	$ 0	$ 0	$ 0
Number of securities in an unrealized loss position, Total | Security	41
Number of securities in continuous unrealized loss position, 12 or more months | Security	27